Events After the Reporting Period (Details Narrative) (6K)								12 Months Ended
	Jun. 09, 2021 shares	Jun. 07, 2021 $ / shares shares	Jun. 03, 2021 CAD ($) shares	Mar. 29, 2021 shares $ / shares	Mar. 27, 2021 $ / shares shares	Mar. 02, 2021 shares $ / shares	Feb. 26, 2021 CAD ($) shares	Jul. 31, 2020 shares	Jul. 31, 2018 shares	Jun. 03, 2021 $ / shares	Feb. 26, 2021 $ / shares shares	Jan. 31, 2021 shares
Disclosure of non-adjusting events after reporting period [line items]
Compensation warrants								13,970				18,680
Stock of granted								166	20,552
Non-adjusting events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock option, exercised						8,000
Compensation warrants					12,878
Compensation warrants, exercise price | $ / shares					$ 42
Stock options are exercisable price per share | $ / shares						$ 45
Issuance of shares under exercise of warrants					141,074
Non-adjusting events after reporting period [member] | Securities Purchase Agreements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from public offering | $			$ 27,200,000
Number of common shares issued under private placement			4,370,343
Number of pre-funded warrants to purchase common stock			800,000
Number of warrants to puchase common stock			5,170,343
Purchase price of warrants | $ / shares										$ 5.26
Non-adjusting events after reporting period [member] | Placement Agent Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants | $ / shares		$ 6.19
Number of warrants to puchase common stock		258,517
Non-adjusting events after reporting period [member] | Exercise of Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of shares under exercise of warrants	2,425,300
Non-adjusting events after reporting period [member] | USD [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of additional shares to purchase							882,352
Over-allotment option period							45 days
Non-adjusting events after reporting period [member] | Warrant [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued on underwritten public offering											4,852,353
Underwritten public offering, price per share | $ / shares											$ 4.25
Exercise price of warrants | $ / shares											$ 0.01
Warrants expiration period							5 years
Gross proceeds from public offering | $							$ 25,000,000
Additional warrants to cover over-allotments							882,352
Non-adjusting events after reporting period [member] | Pre-Funded Warrant [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued on underwritten public offering											1,030,000
Underwritten public offering, price per share | $ / shares											$ 4.24
Exercise price of warrants | $ / shares											$ 5.3125
Non-adjusting events after reporting period [member] | Stock Options [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock of granted				617,300
Stock options are exercisable price per share | $ / shares				$ 4.24
Stock options vesting term				5 years
Non-adjusting events after reporting period [member] | Stock Options [member] | Insiders [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock of granted				560,000